Financial Liabilities - Schedule of Financial Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Conditional advances	$ 417	$ 0
Lease debts	46,157	49,358
EIB loan	16,654	0
EIB warrants	4,875	0
Other non-current financial liabilities	7,010	6,962
Total non-current financial liabilities and non-current lease debts	86,427	69,889
Lease debts	8,270	7,872
Other current financial liabilities	122	116
Total current financial liabilities and current lease debts	13,455	12,960
Trade payables	19,229	21,456
Other current liabilities	8,093	13,179
Total financial liabilities	127,204	117,484
State Guaranted Loan [Member]
Disclosure of financial liabilities [line items]
State Guaranteed loan PGE	11,314	13,569
State Guaranteed loan « PGE »	$ 5,064	$ 4,972